Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Interest income (Note 14)
Loans	[1]	$ 2,934	$ 3,071	$ 3,658	$ 6,005	$ 7,644
Securities	[1]	529	569	698	1,098	1,428
Securities borrowed or purchased under resale agreements	[1]	79	90	278	169	642
Deposits with banks	[1]	31	41	68	72	170
Interest income	[1]	3,573	3,771	4,702	7,344	9,884
Interest expense (Note 14)
Deposits		666	755	1,608	1,421	3,591
Securities sold short		62	56	63	118	138
Securities lent or sold under repurchase agreements		55	71	207	126	502
Subordinated indebtedness		28	35	44	63	90
Other		15	15	18	30	40
Interest expense		826	932	1,940	1,758	4,361
Net interest income		2,747	2,839	2,762	5,586	5,523
Non-interest income
Underwriting and advisory fees		231	134	116	365	242
Deposit and payment fees		187	195	197	382	419
Credit fees		278	287	240	565	494
Card fees		104	123	85	227	207
Investment management and custodial fees		390	373	339	763	689
Mutual fund fees		427	424	384	851	793
Insurance fees, net of claims		81	97	95	178	197
Commissions on securities transactions		120	103	110	223	191
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		178	213	73	391	338
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		22	36	(16)	58	(5)
Foreign exchange other than trading (FXOTT)		78	69	68	147	126
Income from equity-accounted associates and joint ventures		16	16	24	32	42
Other		73	54	101	127	177
Non-interest income		2,185	2,124	1,816	4,309	3,910
Total revenue		4,932	4,963	4,578	9,895	9,433
Provision for credit losses (Note 6)		32	147	1,412	179	1,673
Non-interest expenses
Employee compensation and benefits		1,598	1,564	1,479	3,162	3,376
Occupancy costs		194	193	215	387	421
Computer, software and office equipment		507	467	479	974	949
Communications		87	79	82	166	157
Advertising and business development		50	45	72	95	149
Professional fees		57	47	49	104	99
Business and capital taxes		27	31	29	58	65
Other		236	300	299	536	553
Non-interest expenses		2,756	2,726	2,704	5,482	5,769
Income before income taxes		2,144	2,090	462	4,234	1,991
Income taxes		493	465	70	958	387
Net income		1,651	1,625	392	3,276	1,604
Net income (loss) attributable to non-controlling interests		4	4	(8)	8	(1)
Preferred shareholders and other equity instrument holders		51	30	30	81	61
Common shareholders		1,596	1,591	370	3,187	1,544
Net income attributable to equity shareholders		$ 1,647	$ 1,621	$ 400	$ 3,268	$ 1,605
Earnings per share (in dollars) (Note 12)
Basic		$ 3.56	$ 3.56	$ 0.83	$ 7.12	$ 3.47
Diluted		3.55	3.55	0.83	7.10	3.46
Dividends per common share (in dollars)		$ 1.46	$ 1.46	$ 1.46	$ 2.92	$ 2.90

[1]	Interest income included $3.2 billion for the quarter ended April 30, 2021 (January 31, 2021: $3.4 billion; April 30, 2020: $4.2 billion) and $6.5 billion for the six months ended April 30, 2021 (April 30, 2020: $8.9 billion) calculated based on the effective interest rate method.